UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 28, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Onyx Capital Management, LLC
Address: Wall Street Plaza
         88 Pine Street
         5th Floor
         New York, NY  10005

13F File Number:  28-05543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Royce
Title:     Chief Compliance Officer
Phone:     212-798-5400

Signature, Place, and Date of Signing:

     A. Royce   New York, NY     November 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $25,029 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS INC           COMMON STOCK        00724F101      838    19200 SH  CALL SOLE    1               19200        0        0
ADOBE SYSTEMS INC           COMMON STOCK        00724F101      895    20500 SH  PUT  SOLE    1               20500        0        0
AFFYMETRIX INC              ADRS STOCKS         00826T108      761    30000 SH  CALL SOLE    1               30000        0        0
AFFYMETRIX INC              ADRS STOCKS         00826T108      845    33300 SH  PUT  SOLE    1               33300        0        0
EMCORE CORP                 CONVRT BONDS        290846AC8     1294   880000 PRN      SOLE    1              880000        0        0
ENERGY PARTNERS LTD         COMMON STOCK        29270U105      337    22954 SH       SOLE    1               22954        0        0
EXTERRAN HOLDINGS INC       CONVRT BONDS        410768AE5     3187  1720000 PRN      SOLE    1             1720000        0        0
GENZYME CORP                COMMON STOCK        372917104     1057    17060 SH       SOLE    1               17060        0        0
GENZYME CORP                COMMON STOCK        372917104      775    12500 SH  PUT  SOLE    1               12500        0        0
GENZYME CORP                COMMON STOCK        372917104     1029    16600 SH  CALL SOLE    1               16600        0        0
LITHIA MOTORS INC-CL A      CONVRT BONDS        536797AB9      895  1000000 PRN      SOLE    1             1000000        0        0
MERCK & CO. INC.            COMMON STOCK        589331107     2068    40000 SH  PUT  SOLE    1               40000        0        0
MERCK & CO. INC.            COMMON STOCK        589331107      775    15000 SH  CALL SOLE    1               15000        0        0
NASDAQ STOCK MARKET INC     COMMON STOCK        631103108      584    15500 SH  PUT  SOLE    1               15500        0        0
PETSMART INC                COMMON STOCK        716768106      798    25000 SH  PUT  SOLE    1               25000        0        0
UNITEDHEALTH GROUP INC      COMMON STOCK        91324P102     2058    42500 SH  PUT  SOLE    1               42500        0        0
US AIRWAYS GROUP INC        COMMON STOCK        90341W108     1061    40400 SH  CALL SOLE    1               40400        0        0
WALGREEN CO                 COMMON STOCK        931422109      765    16200 SH  CALL SOLE    1               16200        0        0
WALGREEN CO                 COMMON STOCK        931422109     1823    38600 SH  CALL SOLE    1               38600        0        0
WALGREEN CO                 COMMON STOCK        931422109     1181    25000 SH  PUT  SOLE    1               25000        0        0
WALGREEN CO                 COMMON STOCK        931422109     2003    42400 SH  PUT  SOLE    1               42400        0        0